SUMMARY OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 101,808	$ 178,319	$ 339,882
Payroll liabilities	81,440	102,793
Credit cards	15,050	31,918
Accrued dividend - preferred stock	6,618	484
Accrued liabilities		87,500
Credit cards and accrued liabilities		222,695	68,313
Accounts payable and accrued liabilities	$ 204,916	$ 401,014	$ 408,195